Other Income and Expenses (Details) - Schedule of other income, net - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 7,659	¥ 8,700	¥ 4,385
Government Grants [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		1,865	3,963	1,218
Covid 19-Related Rent Concessions from a Lessor [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net				778
Foreign Exchange Differences, Net [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		1,023	(1,032)	361
Additional Deduction of VAT [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		716	502	1,864
Bad Debt Recovery [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		849	5,201
Custody fees [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net	[1]	3,012
Others [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 194	¥ 66	¥ 164

[1]	It’s refunded ADR custody fees received from Deutsche Bank AG.